Classification of operating expenses by nature (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of operating expense by nature
Details of classification of expenses by nature for the three months ended March 31, 2025, and 2024 are as follows (in thousands):

	Three months ended March 31,
	2025	2024
Personnel expenses	$7,928	$9,041
Depreciation and amortization	829	827
Depreciation of right-of-use assets	283	733
Taxes and dues	3,899	2,086
Fees and commissions	27,700	30,215
Advertising expenses	12,540	13,438
Other expenses	673	624
Total (1)	$53,852	$56,964
(1)Total cost of revenue, sales and marketing, research and development and general and administrative expenses per the consolidated interim statement of comprehensive income.